Trade and Other Receivables - Schedule of Movement of the Allowance for Expected Credit Losses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of the Allowance for Expected Credit Losses [Abstract]
Opening balance	S/ 18,048	S/ 16,467	S/ 14,573
Additions	2,751	1,707	1,972
Recoveries	(279)	(126)	(78)
Ending balance	S/ 20,520	S/ 18,048	S/ 16,467